Partnership's Outstanding Debt (Parenthetical) (Detail)	12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2012 5.875 Percent Senior Notes due April 2021	Dec. 31, 2011 5.875 Percent Senior Notes due April 2021	Apr. 19, 2011 5.875 Percent Senior Notes due April 2021	Dec. 31, 2012 6.125 Percent Senior Notes due July 2022	Dec. 31, 2011 6.125 Percent Senior Notes due July 2022	Jan. 11, 2012 6.125 Percent Senior Notes due July 2022	Dec. 31, 2012 4.875 Percent Senior Notes due May 2023	Dec. 31, 2011 4.875 Percent Senior Notes due May 2023	Dec. 19, 2012 4.875 Percent Senior Notes due May 2023
Debt Instrument [Line Items]
Debt, interest rate	5.875%	5.875%	5.875%	6.125%	6.125%	6.125%	4.875%	4.875%	4.875%
Debt, maturity date	2021-04	2021-04		2022-07	2022-07		2023-05	2023-05